INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests In Other Entities [Abstract]
Balance at the beginning of the period		$ 428	$ 0
Acquisitions		0	455
Share of (losses) earnings from investments in associates	[1]	(20)	4	$ 0
Foreign currency translation and other		25	(25)
Share of other comprehensive income		(27)	27
Distributions		(3)	(33)
Disposition of interest		(403)	0
Ending Balance		$ 0	$ 428	$ 0

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.